GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS [Abstract]
GOODWILL AND INTANGIBLE ASSETS

NOTE 9: GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the excess cost of an acquisition over the fair value of the net assets acquired. Goodwill is not amortized, but is evaluated annually for impairment or between annual evaluations in certain circumstances. Management performs an annual assessment of the Company’s goodwill to determine whether or not any impairment of the carrying value may exist. The Company is permitted to assess qualitative factors to determine if it is more likely than not that the fair value of the reporting unit is less than the carrying value. For purposes of this assessment, management considers the Company and its subsidiaries as a whole to be the reporting unit. Based on the results of the assessment, management has determined that the carrying value of goodwill in the amount of $4.4 million is not impaired as of December 31, 2013.

Of the total amount of the goodwill carried in the Company’s books as of December 31, 2013, $3.8 million of this amount is due to prior periods’ acquisitions of branches and $526,000 is due to the acquisition of the Fitzgibbons Agency. The latter is more fully disclosed in Note 23 to the Notes to Consolidated Financial Statements contained herein.

The identifiable intangible asset of $187,000 as of December 31, 2013 is due to the acquisition of the Fitzgibbons Agency and represents the customer list intangible. This amount differs from the $188,000 recorded at the time of acquisition on December 1, 2013 due to amortization of $1,000 taken during December 2013. The future weighted amortization of this intangible asset is 7.5 years.

The gross carrying amount and accumulated amortization for this identifiable intangible asset are as follows:

	December 31,
(In thousands)	2013	2012

Gross carrying amount	$188	$-
Accumulated amortization	(1)	-
Net amortizing intangibles	$187	$-

The estimated amortization expense for each of the five succeeding years ended December 31, is as follows:

(In thousands)
2014	$13
2015	13
2016	13
2017	13
2018	13
Thereafter	$122